THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.9%

	Shares	Value
COMMUNICATION SERVICES — 2.2%
Comcast, Cl A	60,440	$2,996,011

CONSUMER DISCRETIONARY — 10.8%
Home Depot	19,850	5,375,777
NIKE, Cl B	17,620	2,353,856
Starbucks	20,400	1,974,924
Target	26,620	4,822,745

		14,527,302

CONSUMER STAPLES — 4.8%
PepsiCo	18,720	2,556,591
Walmart	27,900	3,919,671

		6,476,262

FINANCIALS — 10.8%
Apollo Global Management, Cl A	45,440	2,087,514
Arthur J Gallagher	21,164	2,442,537
BlackRock	3,480	2,440,385
Citigroup	42,900	2,487,771
Morgan Stanley	38,980	2,613,609
T Rowe Price Group	16,530	2,586,614

		14,658,430

HEALTH CARE — 18.3%
Abbott Laboratories	51,150	6,321,629
AbbVie	28,980	2,969,870
Bristol-Myers Squibb	52,840	3,245,961
Humana	6,880	2,635,797
Quest Diagnostics	42,239	5,455,167
STERIS PLC	21,830	4,084,611

		24,713,035

INDUSTRIALS — 15.4%
3M	11,940	2,097,380
Caterpillar	17,390	3,179,588
IDEX	14,700	2,736,993
Illinois Tool Works	16,620	3,227,770
Timken	44,470	3,364,600
Trane Technologies PLC	15,740	2,256,329

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Union Pacific	20,040	$3,957,299

		20,819,959

INFORMATION TECHNOLOGY — 23.5%
Apple	70,860	9,350,685
Broadcom	12,750	5,743,875
Jack Henry & Associates	18,572	2,689,040
Lam Research	5,840	2,826,268
Microsoft	36,278	8,415,045
Science Applications International	27,900	2,679,237

		31,704,150

MATERIALS — 8.4%
Avery Dennison	27,990	4,222,851
Celanese	17,230	2,104,645
FMC	27,120	2,936,825
Trinseo	39,710	2,018,459

		11,282,780

REAL ESTATE — 3.7%
Alexandria Real Estate Equities †	17,100	2,857,581
Sun Communities†	15,190	2,174,145

		5,031,726

TOTAL COMMON STOCK
(Cost $84,767,852)		132,209,655

TOTAL INVESTMENTS— 97.9%
(Cost $84,767,852)		$132,209,655

Percentages are based on Net Assets of $135,100,076.
†	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

As of January 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND
JANUARY 31, 2021 (Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-1600

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